COMBINED AND CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,279,902,398	$ 809,180,444	¥ 8,091,990,270
Restricted cash	11,875,079	1,819,935	42,902,719
Short-term bank deposits	2,230,229,000	341,797,548
Accounts receivable, net of allowance of RMB15,834,902 and RMB 12,573,550 as of December 31, 2019 and December 31, 2020, respectively	199,744,129	30,612,127	188,099,873
Prepayments	66,257,313	10,154,377	50,304,112
Amounts due from related parties	9,045,078	1,386,219	24,043,850
Other current assets	236,704,095	36,276,490	204,309,593
Total current assets	8,033,757,092	1,231,227,140	8,601,650,417
Property and equipment, net	37,791,688	5,791,830	38,909,465
Intangible assets, net	141,671,881	21,712,166	198,056,841
Long-term bank deposits	100,000,000	15,325,670
Investments	500,658,570	76,729,283	225,533,885
Goodwill	12,932,564	1,982,002	30,972,888
Right-of-use assets	62,141,054	9,523,533
Other non-current assets	19,004,481	2,912,564	8,546,843
TOTAL ASSETS	8,907,957,330	1,365,204,188	9,103,670,339
Current liabilities: (including amounts of the consolidated VIEs without recourse to DouYu International Holdings Limited. See Note 2.2)
Accounts payable	986,073,111	151,122,316	890,038,953
Advances from customers	10,910,989	1,672,182	17,134,532
Deferred revenue	242,013,205	37,090,146	195,982,486
Accrued expenses and other current liabilities	384,040,820	58,856,831	392,347,124
Amount due to related parties	223,524,929	34,256,694	298,733,022
Lease liabilities due within one year	36,280,773	5,560,272
Total current liabilities	1,882,843,827	288,558,441	1,794,236,117
Lease liabilities	16,951,948	2,598,000
Deferred revenue	30,778,568	4,717,022	46,070,348
TOTAL LIABILITIES	1,930,574,343	295,873,463	1,840,306,465
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized, 34,568,689 shares issued and 32,751,819 shares outstanding as of December 31, 2019 and 34,568,689 shares issued and 33,445,346 shares outstanding as of December 31, 2020)	22,630	3,468	22,144
Treasury shares (291,207 and 1,177,499 ordinary shares as of December 31, 2019 and 2020, respectively)	(695,097,853)	(106,528,407)	(168,567,125)
Additional paid-in capital	10,486,398,881	1,607,110,940	10,324,277,855
Accumulated deficit	(2,863,219,263)	(438,807,550)	(3,348,717,860)
Accumulated other comprehensive income	10,911,853	1,672,314	434,893,990
Total DouYu Shareholder's Equity	6,939,016,248	1,063,450,765	7,241,909,004
Noncontrolling interests	38,366,739	5,879,960	21,454,870
Total Shareholders' Equity	6,977,382,987	1,069,330,725	7,263,363,874
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 8,907,957,330	$ 1,365,204,188	¥ 9,103,670,339